RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Apr. 14, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Non current assets	$ 34,991	¥ 254,292	$ 35,025	¥ 247,929		¥ 123,035
Sale And Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Liabilities due to share holders	24,500
Other payables	10,500
Non current assets	$ 35,000
Feishang Group [Member] | Sale And Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Promissory note issued					$ 24,500
Top Pacific [Member] | Sale And Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Promissory note issued					$ 10,500